INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Held-to-Maturity Amortized Cost
Due in one year or less	$ 216
Due after one year through five years	378,932
Due after five years through ten years	322,455
Due after ten years	135,669
Total	837,272	770,755
Held-to-Maturity Market Value
Due in one year or less	219
Due after one year through five years	375,323
Due after five years through ten years	314,375
Due after ten years	135,068
Held-to-Maturity Market Value	824,985	778,474
Available-for-Sale Amortized Cost
Due in one year or less	6,819
Due after one year through five years	279,035
Due after five years through ten years	314,854
Due after ten years	344,344
Total	945,052	1,017,104
Available-for-Sale Market Value
Due in one year or less	7,027
Due after one year through five years	276,750
Due after five years through ten years	303,477
Due after ten years	326,347
Available-for-Sale Market Value	$ 913,601	$ 1,032,096	$ 162,600